Financial risk management - financial assets and liabilities by contractual term (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 35,805,528	R$ 19,515,660	R$ 9,887,701
Financial liabilities by contractual term	27,956,065	(16,482,563)	(7,853,367)
Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	10,816,713	7,272,726	5,560,740
Financial liabilities by contractual term	17,153,415	(9,813,691)	(3,917,570)
From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,099,619	2,069,146	786,683
Financial liabilities by contractual term	10,506,766	(1,184,793)	(970,904)
Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	20,889,196	10,173,788	3,540,278
Financial liabilities by contractual term	295,884	(5,484,079)	(2,964,893)
Liabilities with financial institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,341,464	1,756,913	5,866,931
Liabilities with financial institutions | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	5,306,020	1,706,681	3,104,012
Liabilities with financial institutions | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	35,444	50,232	314,239
Liabilities with financial institutions | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term			2,448,680
Liabilities with customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	18,333,543	12,436,632
Liabilities with customer | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	11,360,378	7,550,562
Liabilities with customer | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	6,956,400	607,077
Liabilities with customer | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	16,765	4,278,993
Securities issued [Member]..
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,572,093	1,729,436	1,719,580
Securities issued [Member].. | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	112,591	80,924	576,393
Securities issued [Member].. | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	3,349,639	505,572	655,467
Securities issued [Member].. | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	109,863	1,142,940	487,720
Derivative financial instrument
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	66,545	56,758	20,941
Derivative financial instrument | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term			20,941
Derivative financial instrument | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	29,452	20,767
Derivative financial instrument | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	37,093	35,991
Borrowing and onlending [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	25,071	27,405	29,800
Borrowing and onlending [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	99	104	109
Borrowing and onlending [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	1,087	1,145	1,198
Borrowing and onlending [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	23,886	26,156	28,493
Other liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	617,349	475,420	216,115
Other liabilities [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	374,327	475,420	216,115
Other liabilities [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	134,744
Other liabilities [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities by contractual term	108,277
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	500,446	2,154,687	3,114,789
Cash and cash equivalents | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	500,446	2,154,687	3,114,789
Compulsory deposits at Banco Central do Brasil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,399,488	502,369	392,280
Compulsory deposits at Banco Central do Brasil | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,399,488	502,369	392,280
Amounts due from financial institution
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,051,862	1,709,729	256,097
Amounts due from financial institution | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	2,051,862	1,207,383	91,448
Amounts due from financial institution | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		502,346	161,485
Amounts due from financial institution | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term			3,164
Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,757,687	5,812,622	1,155,094
Securities [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	474,509	196,927	450,705
Securities [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	203,451	161,356	64,144
Securities [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	12,079,727	5,454,339	640,245
Derivative financial instrument
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	86,948	27,513
Derivative financial instrument | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	86,948	6,510
Derivative financial instrument | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term		21,003
Loans and advances to customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	17,216,362	8,790,058	4,777,387
Loans and advances to customers | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	4,616,124	2,795,385	1,320,568
Loans and advances to customers | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	3,868,156	1,357,068	561,054
Loans and advances to customers | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	8,732,082	4,637,605	2,895,765
Other assets [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	792,735	518,681	192,054
Other assets [Member] | Up to 3 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	687,336	409,465	190,950
Other assets [Member] | From 3 to 12 months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	28,012	27,373
Other assets [Member] | Above 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets by contractual term	R$ 77,387	R$ 81,844	R$ 1,104